Other Income and Other Expense - Summary of Other Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Income And Expenses [Abstract]
Gain on disposal of certain items of property	€ 4,522	€ 3	€ 4
VAT relief	951	1,169	1,475
Reimbursements	698	935	2,875
Other	3,431	2,694	2,762
Total	€ 9,602	€ 4,801	€ 7,116